Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships	Related parties with transactions and related party relationships
Name of Related Party	Relationship to the Group
Dr. Guohua Zhang(1)	Chief Executive Officer and Chairman of the Board
Shanghai Weisheng International Logistics Co., Ltd	Controlled by a shareholder of the Company
Topsheen Shipping Limited	Controlled by a shareholder of the Company
Nanjing Derun Shipping Co., Ltd.	Controlled by a shareholder of the Company
Top Wisdom Shipping Management Co. Limited	Controlled by a shareholder of the Company
Beijing Hanpu Technology Co., Ltd.	Controlled by a shareholder of the Company
Max Bright Marine Service Co. Ltd.	Controlled by a shareholder of the Company
Top Legend Shipping Co. Limited	Controlled by a shareholder of the Company
Top Creation International (HK) Limited	Controlled by a shareholder of the Company
Top Moral Shipping Limited	Controlled by a shareholder of the Company
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
(1)	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the Chairman of the Board of Directors and then Chief Executive Officer and Interim Chief Financial Officer of the Company was the ultimate controlling shareholder of the Group, holding 67.14% beneficial ownership of Caravelle’s ordinary shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection therewith, Dr. Zhang resigned as Caravelle’s Chief Executive Officer and Interim Chief Financial Officer.

Schedule of Due from Related Parties	Due from related parties consisted of the following:
	April 30, 2024	October 31, 2023

Topsheen Shipping Limited(1)	$983	$-
Top Wisdom Shipping Management Co. Limited(2)	-	4,183
Total	$983	$4,183
(1)	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.
(2)	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited. The balance as of October 31, 2023 has been collected during six months ended April 30, 2024.

Schedule of Due to Related Parties	Due to related parties consisted of the following:
	April 30, 2024	October 31, 2023
Topsheen Shipping Limited (1)	$5,442,810	$1,182,319
Shanghai Weisheng International Logistics Co., Ltd.	1,127	6,794
Beijing Hanpu Technology Co., Ltd.(2)	579,147	579,147
Dr. Guohua Zhang(3)	1,715,839	2,030,479
New Galion	-	99,833
Total	$7,738,923	$3,898,572
(1)	The balances mainly represented the balance of advance payment made on behalf of the Group and loan from Topsheen Shipping Limited. For the six months ended April 30, 2024, Topsheen Shipping Limited provided a working capital loan $5.5 million and advance of $0.3 million to the Group. The Group repaid $1.6 million for the six months ended April 30, 2024. The remaining balance is unsecured, interest free and repayable on demand.
(2)

On May 20, 2022, the Group entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Group on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.

(3)	As of April 30, 2024 and October 31, 2023, Dr. Guohua Zhang advanced $1,715,839 and $2,030,479 to pay certain expanse on behalf of the Group. The advances are non-interest bearing and due on demand. For the six months ended April 30, 2024, the balance payable to Dr. Guohua Zhang included $575,000 advance made by Dr. Guohua Zhang to Pacifico for the related general administrative expense incurred prior to the completion of SPAC Transaction.

Schedule of Services Provided by Related Parties	Services provided by related parties*
	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Topsheen Shipping Limited	$9,195,145	$17,501,563
Max Bright Marine Service Co. Ltd	2,516,981	1,529,205
Top Wisdom Shipping Management Co. Limited	62,497	45,858
Top Creation International (HK) Limited	-	958,744
Top Moral Shipping Limited	1,257,907	-
Top Legend Shipping Co. Limited	-	1,336,135
Total	$13,032,530	$21,371,505
*	The Group generally leased vessels or incurred the related freight costs with the above related parties.
Services provided to related parties**
	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Shanghai Weisheng International Logistics Co., Ltd	$194,192	$301,221
Nanjing Derun Shipping Co., Ltd	61,009	-
Topsheen Shipping Limited	1,556,575	106,235
Total	$1,811,776	$407,456
**	The Group generally provided transportation service to the above related parties.